Share-based payments - Grants to new CEO and supervisory board grant (Details) € / shares in Units, € in Thousands, SFr in Thousands							12 Months Ended
	Sep. 05, 2021 CHF (SFr) installment	Jun. 24, 2021 Options $ / shares	Dec. 18, 2020 EquityInstruments € / shares	Dec. 01, 2020 installment $ / shares	Dec. 01, 2020 CHF (SFr) USD ($) installment	Sep. 11, 2020 Options	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 EUR (€) EquityInstruments installment	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 installment $ / shares	Jun. 25, 2021 installment	Nov. 25, 2020 installment
Share-based Compensation
Issuance of shares | €								€ 23,209	€ 46,798
Supervisory board members | Options | Mr. Berndt Modig | IPO
Share-based Compensation
Number of Installments | installment											4
Number of options granted | Options		10,000
Strike price of options | $ / shares		$ 14
Number
Granted during the year | Options		10,000
2019 Plan
WAEP
Granted during the year | € / shares			€ 0
2019 Plan | RSUs
Share-based Compensation
RSUs granted | EquityInstruments			300,000
Contractual life			10 years
Number
Granted during the year | EquityInstruments			300,000
2019 Plan | Options
Share-based Compensation
Contractual life							10 years
2019 Plan | Supervisory board members
Share-based Compensation
Number of Installments | installment										4
Contractual life							10 years
Value of equity ordinary shares | €							€ 80,000
Maximum percentage of lost time injury							100.00%
Period of tradings days							60 days
2019 Plan | Supervisory board members | Peer Schatz
Share-based Compensation
RSUs granted | EquityInstruments								300,000
Number
Granted during the year | EquityInstruments								300,000
2019 Plan | Supervisory board members | RSUs
Share-based Compensation
Number of Installments | installment										4
Contractual life							10 years
Percentage of award constitutes RSU's							75.00%
2019 Plan | Supervisory board members | RSUs | Mr. Berndt Modig
Share-based Compensation
RSUs granted							9,427
Number
Granted during the year							9,427
2019 Plan | Supervisory board members | RSUs | Peer Schatz
Share-based Compensation
Number of Installments | installment												4
Contractual life			10 years
2019 Plan | Supervisory board members | RSUs | Mr. Jonathan G. Sheldon
Share-based Compensation
RSUs granted							878
Number
Granted during the year							878
2019 Plan | Supervisory board members | Options
Share-based Compensation
Strike price of options | $ / shares										$ 9.92
Percentage of award constitutes stock options							25.00%
2019 Plan | Supervisory board members | Options | Mr. Berndt Modig
Share-based Compensation
Number of options granted							4,713
Number
Granted during the year							4,713
2019 Plan | Supervisory board members | Options | Mr. Jonathan G. Sheldon
Share-based Compensation
Number of options granted							439
Number
Granted during the year							439
2019 Plan | Former Chief Executive Officer | RSUs
Share-based Compensation
RSUs granted					324,000	72,350
Number of Installments | installment	14			4	4			4
Value of ordinary shares to be issued as per share based payment arrangement | SFr	SFr 1,000				SFr 1,000
Contractual life								10 years
Number
Granted during the year					324,000	72,350
2019 Plan | Former Chief Executive Officer | Performance Based RSUs
Share-based Compensation
RSUs granted					500,000
Number of Installments | installment				4	4
Number
Granted during the year					500,000
2019 Plan | Former Chief Executive Officer | Options
Share-based Compensation
Number of options granted | Options						36,175
Number
Granted during the year | Options						36,175
2019 Plan | Former Chief Executive Officer | Volume weighted average stock price equals or exceeds USD 24 prior to January 1st, 2023 | Performance Based RSUs
Share-based Compensation
Number of units vested during the period					200,000
Share hurdle price | $ / shares				$ 24
Number
Exercised during the year					(200,000)
2019 Plan | Former Chief Executive Officer | Volume weighted average stock price equals or exceeds USD 33 prior to January 1st, 2024. | Performance Based RSUs
Share-based Compensation
Number of units vested during the period					300,000
Share hurdle price | $ / shares				$ 33
Number
Exercised during the year					(300,000)
2019 Plan | Chairman
Share-based Compensation
Value of additional equity ordinary shares | €							€ 60,000
2019 Plan | Vice chairman
Share-based Compensation
Value of additional equity ordinary shares | €							40,000
2019 Plan | Chairman of audit committee
Share-based Compensation
Value of additional equity ordinary shares | €							40,000
2019 Plan | Chairman of compensation committee
Share-based Compensation
Value of additional equity ordinary shares | €							€ 8,000